Leases - Sublease Income Maturity (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 57
2023	229
2024	229
2025	229
2026	179
Thereafter	201
Total lease payments receivable	$ 1,124